Annual Total Returns- Vanguard Short-Term Corporate Bond Index Fund (Admiral) [BarChart] - Admiral - Vanguard Short-Term Corporate Bond Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.91%	5.74%	1.37%	1.98%	1.23%	2.63%	2.46%	0.88%	6.84%	5.05%